Goldman Sachs Short-Term Conservative Income Fund Average Annual Total Returns - Class A Inst Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	77 Months Ended	85 Months Ended	98 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.47%	2.55%			2.27%
Performance Inception Date	Oct. 31, 2016
Class A Shares | Bloomberg Short-Term Government/Corporate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	2.49%			2.23%
Class A Shares | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)			0.98%
Class A Shares | ICE BofA 3-6 Month U.S. Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.31%	2.52%			2.19%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.61%	2.78%				2.21%
Performance Inception Date	Feb. 28, 2014
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.41%	1.68%				1.33%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.29%	1.66%				1.31%
Institutional Shares | Bloomberg Short-Term Government/Corporate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	2.49%				1.91%
Institutional Shares | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)				1.35%
Institutional Shares | ICE BofA 3-6 Month U.S. Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.31%	2.52%				1.84%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.52%	2.70%	2.69%
Performance Inception Date	Aug. 14, 2018
Investor Shares | Bloomberg Short-Term Government/Corporate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	2.49%	2.51%
Investor Shares | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.26%
Investor Shares | ICE BofA 3-6 Month U.S. Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.31%	2.52%	2.49%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.61%	2.77%		2.72%
Performance Inception Date	Nov. 30, 2017
Class R6 Shares | Bloomberg Short-Term Government/Corporate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	2.49%		2.43%
Class R6 Shares | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)		1.02%
Class R6 Shares | ICE BofA 3-6 Month U.S. Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.31%	2.52%		2.41%